Other liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Other liabilities
Schedule of other liabilities

DKK thousand	September 30, 2020	December 31, 2019

Employee benefits	67,202	36,082
Royalty payable to third party	6,274	6,843
CRO liabilities	8,718	—
Other payables	46,728	30,119
Total other liabilities	128,922	73,044